Restricted assets (Table)	12 Months Ended
Dec. 31, 2021
Restricted Availability Assets [Abstract]
Summary of Restricted Asset

	December 31, 2021	December 31, 2020
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2023	23,603	42,569
Treasury Bonds adjusted by CER in pesos maturing in 2024	111,000	97,357

	134,603	139,926